BANK LOANS	12 Months Ended
Dec. 31, 2022
BANK LOANS
BANK LOANS

13.   BANK LOANS

Short-term bank loans

Short-term bank loans consisted of RMB denominated borrowings from financial institutions in the PRC that are repayable within one year. The weighted average interest rates for the outstanding short-term bank loans as of December 31, 2021 and 2022 were 4.42% and 4.10%, respectively.

Long-term bank loans

In December 2021, the Group entered into a secured loan agreement with Shanghai Pudong Development Bank, pursuant to which the Group was entitled to borrow a RMB denominated loan of RMB152,000,000 for interest rate at a fixed annual interest rate of 4% and maturity date on February 17, 2023. The Group collateralize such borrowing with short-term investments and long-term time deposits of RMB30,000,000 and RMB130,000,000, respectively.

In December 2021, pursuant to the secured loan agreement with Bank of DaLian, the Group borrowed a secured RMB denominated loan of RMB200,000,000 for interest rate at a fixed annual interest rate of 5% and maturity date on December 27, 2024. The repayment of the loan was guaranteed by two buildings owned by the Group, which have a carrying amount of RMB270,646,005(USD39,239,982) as of December 31, 2022.

As of December 31, 2022, aggregate loan principal payments on long-term borrowings are due according to the following schedule:

Year ending December 31,	RMB	USD
2023	141,800,000	20,559,067
2024	160,000,000	23,197,819
Total	301,800,000	43,756,886